Note 13 - Commitments and Contingencies (Details Textual) $ in Billions	6 Months Ended
Jun. 30, 2026 USD ($)
Long-Term Purchase Commitment, Amount	$ 1.8
Number of Subsidiaries Involved in Arbitration	8
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Time Charter Arrangements Remaining Terms Period (Month)	224 months
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment, Amount	$ 1.8
Number of Vessels Under Construction	22
Number of Vessels Acquired	2
Number of vessels under construction through NML	8
Number of Vessels Under Sale and Leaseback Agreements	2